RESTRUCTURING OF OPERATIONS AND OTHER ITEMS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RESTRUCTURING OF OPERATIONS AND OTHER ITEMS
Restructuring of operations	$ 10.8	$ 21.0	$ 4.9
Impairment charge on assets	$ 0.8	$ 8.4	$ 15.3